ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2024
ORGANIZATION
Schedule of company' subsidiaries and VIE

As of December 31, 2024, the Company effectively controls a number of VIEs through the Primary Beneficiaries, as defined below.

Entity	Date of incorporation	Place of incorporation	Percentage of legal ownership by the Company	Principal activities
Subsidiaries
Cango Group Limited (“Cango HK”)	October 31, 2017	Hong Kong (“HK”)	100%	Investment holding and primarily engaged in bitcoin business
Express Group Development Limited (“Express Limited”)	June 30, 2016	HK	100%	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd. (“Cangulong” or Wholly Foreign Owned Enterprise “WFOE”)	January 25, 2018	PRC	100%	Investment holding

VIEs
Shanghai Cango Investment and Management Consultation Service Co., Ltd. (“Shanghai Cango”)	August 30, 2010	PRC	Nil	Provision of automotive financing facilitation, automobile trading transaction and aftermarket service facilitation.
Shanghai Yunguhaoche Electronic Technology Co., Ltd. (“Shanghai Yungu”)	March 15, 2022	PRC	Nil	Provision of automobile trading transaction.

Schedule of consolidated balance sheets

	As of December 31,
	2023	2024
	RMB	RMB	US$
Cash and cash equivalents	293,424,298	627,298,083	85,939,485
Other current assets	2,252,537,952	2,297,544,194	314,762,264
Total current assets	2,545,962,250	2,924,842,277	400,701,749
Finance lease receivables—non-current	36,426,617	9,309,227	1,275,359
Other non-current assets	727,442,480	402,034,978	55,078,566
Total non-current assets	763,869,097	411,344,205	56,353,925
Total assets	3,309,831,347	3,336,186,482	457,055,674
Short-term debts	39,071,500	—	—
Other current liabilities	415,702,064	139,141,931	19,062,366
Total current liabilities	454,773,564	139,141,931	19,062,366
Long-term debts	712,023	—	—
Other non-current liabilities	53,137,238	47,787,710	6,546,889
Total non-current liabilities	53,849,261	47,787,710	6,546,889
Total liabilities	508,622,825	186,929,641	25,609,255

Schedule of consolidated statements of comprehensive income (loss)

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Revenues	1,980,415,725	1,701,876,288	154,830,112	21,211,638
Net income (loss)	(1,131,232,450)	(87,530,375)	330,933,575	45,337,714

Schedule of consolidated statements of cash flows

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(599,053,407)	969,040,392	262,041,036	35,899,475
Net cash provided by (used in) investing activities	1,084,633,210	1,369,020,741	(1,858,078,689)	(254,555,737)
Net cash used in financing activities	(1,020,359,284)	(949,602,067)	(39,071,500)	(5,352,774)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	175,763	—	—	—